[FUND NAME] [DATE ], 2025 Project Picture [Project Name], [Project City, State]

Long History and Track Record Overview Active Impact Investing Investment Strategy ▪ $6.9 billion investment grade fixed - income portfolio ▪ Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 ▪ Socially responsible investment vehicle ▪ Affordable housing creation and preservation ▪ Union construction jobs creation ▪ Successful ESG record generating economic impacts that benefit underserved communities ▪ Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) ▪ Diverse leadership team with average 29 years experience, 20 years at HIT ▪ Record of consistent and competitive returns ▪ Focus on high credit quality multifamily mortgage securities ▪ Higher income with superior credit quality and similar interest rate risk ▪ Provides diversification versus other core strategies and liquidity Features of the HIT 1 As of December 31 , 2024

* See slide 6 for more detail on current portfolio yield performance . ** Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE, Inc . Data current as of December 31 , 2024 . HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended January 31 , 2025 was 2 . 90% , - 1 . 65% , - 0 . 74% , and 1 . 04% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited Higher yield - Portfolio yield of 5.32% – attractive relative to the last two decades* - Yield advantage of 40 bps relative to the Bloomberg Aggregate^ - Multifamily spreads remain attractive compared to corporate bond spreads, which are currently sitting near all - time tight levels Superior credit quality vs. the Bloomberg Aggregate - 95.6% AA or better, including government/agency insured, relative to the benchmark’s 76.5% - Portfolio rating of Aa1 relative to the benchmark’s Aa2 - Provides diversification from corporate credit within fixed income Generating union jobs, creating or preserving housing – primarily affordable, and promoting economic impacts** - 39 projects under construction at quarter - end, generating an estimated 25.6 million hours of union construction work and 5,958 units of housing - Committed $335 million to 15 projects with total development cost of $941 million in 2024 Why HIT Now? Relative Value and Impact Investing 2

HIT’s Long History of Impact Investing 130,433 240,484 210.4 Million $20.6 Billion $48.2 Billion $22.6 Billion $11.1 Billion 617 housing and healthcare units, with 67% affordable housing total jobs generated across communities hours of on - site union construction work created in personal income, including wages and benefits with $10.6 Billion for construction workers in total economic benefits in total development cost in HIT Investment, including New Markets Tax Credit (NMTC) allocations Projects Nationwide Economic Impact of Investments* (1984 - present) *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of December 31, 2024. Economic impact data is in 2023 dollars and all other figures are nominal. [Project Name] [Project City, State] Project Picture 3

Nationwide Major Markets Twin Cities New York City Chicago Boston Bay Area (1984 - 2024) 617 331 84 79^ 68 43 21 # of Projects $11.1B $6.8B $1.6B $2.1B $1.2B $845.6M $467.8M HIT Investment ° $22.6B $15.0B $2.5B $5.3B $2.9B $2.3B $872.0M Total Development Cost 210.4M 115.8M 22.3M 26.2M 25.0M 17.5M 10.0M Union Construction Hours 240,484 135,008 28,164 29,358 28,672 21,393 11,106 Total Jobs Created 130,433 (67%) 86,461 (76%) 11,876 (53%) 45,348 (91%) 14,896 (68%) 4, 965 (90%) 3,378 (32%) Housing Units (% affordable) $48.2B $27.2B $5.5B $6.3B $5.5B $4.7B $2.3B Total Economic Impact HIT’s Investment in Major Markets* ^ Includes purchase of securities for the preservation of affordable housing ° Includes NMTC allocations by HIT subsidiary Building America CDE, Inc. as follows: $21M in Boston, $10M in Chicago, $8M in N YC , $5M in Twin Cities, $263M nationwide *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - ou tput model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of December 31, 2024. Economic impact data is in 2023 dollars and all other figures are nominal. 4

• Generate competitive risk - adjusted total returns versus its benchmark • Create work for union members in the construction trades and related industries • Support housing construction including affordable and workforce Objectives • Construct and manage a portfolio with: • superior credit quality • higher yield • similar interest rate risk relative to its benchmark Strategy • Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) • multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk • Offer diversification to investors and liquidity Core Competency HIT Objectives and Strategy 5 [Project Name] [Project City, State] Project Picture

Bloomberg Agg^ HIT Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.93 5.93 Effective Duration 76.5% 95.6% AA or Better 0.26 0.25 Convexity 23.5% 4.4% A & Below/Not Rated Aa2 Aa1 Quality Rating Similar Prepayment Risk Higher Yield 75% 76% Prepayment Protection 3.80% 4.13% Current Yield 25% 24% No Prepayment Protection 4.92% 5.32% Yield to Worst Relative Value – Fundamentals vs. Benchmark As of December 31, 2024 6 The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited

* Based on total investments and includes unfunded commitments but does not include U.S. treasury futures contracts. Includes 11.2% in floating rate investments. 63.9% 13.8% 13.8% 7.2% 1.3% Permanent MF MBS Construction-Related MF Investments SF MBS Treasury Short Term Sector Allocation* As of December 31, 2024 78% Multifamily Overweight to Multifamily Sector High Credit Quality & Diversification from Corporate Bonds 7

Credit Quality* As of December 31, 2024 * Based on total investments and including unfunded commitments. High Credit Quality 8 37.6% 51.5% 5.3% 1.3% 4.4% US Government (including Treasury, FHA & GNMA) Agency (including FNMA & Freddie Mac) State / Local Government (AAA/AA) Cash & Cash Equivalents Not Rated (Direct Loans) 96% AA or Better

12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% - 0.73% - 13.27% 5.51% 2.69% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% - 1.04% - 13.55% 5.17% 2.36% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% - 1.54% - 13.01% 5.53% 1.25% 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 HIT Gross HIT Net Bloomberg Aggregate ^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended January 31 , 2025 was 2 . 90% , - 1 . 65% , - 0 . 74% , and 1 . 04% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - end 9

HIT Performance Relative to Benchmark 2.69% - 2.05% - 0.12% 1.53% 2.36% - 2.37% - 0.44% 1.17% 1.25% - 2.41% - 0.33% 1.35% -4.0% -2.0% 0.0% 2.0% 4.0% 1-year 3-year 5-year 10-year HIT Gross HIT Net Bloomberg Aggregate^ 10 Total Returns vs. Benchmark As of December 31, 2024 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended January 31 , 2025 was 2 . 90% , - 1 . 65% , - 0 . 74% , and 1 . 04% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited

Multifamily Focus: Govt/Agency Credit With Attractive Spreads • Government - guaranteed, multifamily construction - related loan spreads provide attractive risk - adjusted returns relative to other investment grade sectors. GNMA construction loans offer one of the widest yield spreads to Treasuries among high credit quality fixed income asset classes • Prepayment protection through yield maintenance/penalty points • Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation Investment Comparison As of December 31, 2024 Source: HIT and Securities Dealers OAS (bps) Yield (%) Effective Convexity Effective Duration (Years) Investment Type 0 4.57 0.38 7.97 10 Year UST 111 5.71 0.42 8.07 GNMA Construction/Permanent 75 5.31 0.34 7.34 GNMA Permanent 38 5.35 0.00 6.08 Structured GNPL (GNR 2024 - 170 BA) 47 5.02 0.33 7.19 FNMA Multifamily 10/9.5 DUS 48 5.91 - 0.89 3.17 UMBS 6.00% 30yr MBS 44 5.87 - 0.62 2.99 GNMA 6.00% 30yr MBS 0.0 1.0 2.0 3.0 4.0 5.0 6.0 0 20 40 60 80 100 120 140 160 180 200 Dec-21 Jun-22 Dec-22 Jun-23 Dec-23 Jun-24 Dec-24 Spreads to 10 - Year Treasury in Basis Points GNMA Permanent GNMA Construction/ Permanent FNMA Multifamily 10/9.5 DUS 10-year Treas (right axis) Percent Historical Multifamily Spreads December 2021 - December 2024 11

-125 -105 -85 -65 -45 -25 -5 15 35 55 75 Dec-09 Dec-10 Dec-11 Dec-12 Dec-13 Dec-14 Dec-15 Dec-16 Dec-17 Dec-18 Dec-19 Dec-20 Dec-21 Dec-22 Dec-23 Dec-24 Basis Points Difference in Ginnie Mae CLC and Corporate Spreads to Treasuries Ginnie Mae CLC Spread – Corporate Spread Corporates represent the corporate component of the Bloomberg Aggregate. Rolling monthly data. Source: HIT and Securities Dealers 15Y Average 40bps Corporate Spreads Historically Tight To Multifamily 12 Spread differential 40bps wide to 15 - year average BBB corporate bond spreads are tight to Ginnie Mae guaranteed construction loans Corporate Spreads by Rating BBB A AA AAA GNMA CLC As of December 31, 2024 99 70 47 35 114 Spread vs. Treasuries (bp)

Yield Curve Source : Bloomberg, L . P .; Bureau of Economic Analysis ; Bureau of Labor Statistics ; Federal Reserve Board Interest Rate Environment 13 12/31/2024 9/30/2024 6/30/2024 3/31/2024 Economic Indicators 2.3% 3.1% 3.0% 1.6% GDP (quarterly; seasonally adj. annual rate) 4.1% 4.1% 4.1% 3.9% Unemployment Rate 2.8% 2.7% 2.6% 3.0% Core Inflation (Personal Consumption Expenditures Less Food and Energy (Core PCE)) yearly basis 4.25% 4.75% 5.25% 5.25% Federal Funds Rate Lower Limit 3,500 4,000 4,500 5,000 5,500 6,000 6,500 0.5% 1.0% 1.5% 2.0% 2.5% 3.0% 3.5% 4.0% 4.5% 5.0% 5.5% GT10 Govt (Left axis) S&P 500 (Right axis) S&P vs 10yr U.S. Treasury 4.250 3.847 3.881 3.879 4.028 3.641 3.558 3.648 3.781 4.119 4.242 4.382 4.479 4.569 4.781 2 5 7 10 30 12/31/2023 9/30/2024 12/31/2024

Economic Environment and Outlook [Project Name] [Project City, State] Project Picture 14  Economic growth was strong in 2024  Q4 job growth picked back up compared to the third quarter  Wage growth remains resilient as inflation softens, leading to increased consumer purchasing power  Inflation in the U.S. has come down significantly since 2022 but has struggled to reach the Fed’s long - run target of 2%  The Fed cut the Federal Funds rate range by 25bps at both the November and December meetings after a 50bp cut at the September meeting, totaling 100bps of cuts in 2024  Political risks persist  Policy uncertainty in the U.S. with a new administration in the White House  Russia continues its invasion of Ukraine and geopolitical tensions remain high in the Middle East  Housing affordability crisis  Many Americans remain priced out of the housing market by high borrowing costs, limited supply of for - sale housing, and elevated home prices  Demand for multifamily rental housing should persist despite high rents

Costs of Investing in the HIT • As an internally managed mutual fund, the HIT does not charge a fixed fee; t he HIT passes along only its costs of operations • All returns over actual costs are distributed on a pro rata basis to investors based on units held, and all expenses are borne in proportion to the number of units held • Each year, the HIT Board of Trustees reviews and approves its budget for the upcoming year • For the year ended December 31, 2024, the expense ratio was 32 bps Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Shareholder Reports, which may be found at www . aflcio - hit . com/shareholder - reports/ and at www . sec . gov . 15 [Project Name] [Project City, State]

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including, among other things, financial and performance information on Form N - CSR and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] Since Inception [Date] 10 Year 5 Year 3 Year 1 Year [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Net Participant Dollar - Weighted [$xxxxxx] Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended January 31 , 2025 was 2 . 90% , - 1 . 65% , - 0 . 74% , and 1 . 04% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . [Fund Name] 16

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . 17